Unaudited Interim Condensed Financial Information of the Parent Company - Schedule of Unaudited Interim Condensed Statements of Operations and Comprehensive Loss (Details) - Parent Company [Member] - USD ($)
	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Unaudited Interim Condensed Statements of Operations and Comprehensive Loss [Line Items]
General and administrative expenses	$ (1,825,351)	$ (300)
Loss from operations	(1,825,351)	(300)
Other loss	27,204	(2,100)
Loss from subsidiaries	(239,349)	(282,732)
Net loss	(2,037,496)	(285,132)
Foreign currency translation adjustments	(1,346)	(5,039)
Comprehensive Loss	$ (2,038,842)	$ (290,171)